CAPITAL STOCK AND REVERSE STOCK SPLIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
CAPITAL STOCK AND REVERSE STOCK SPLIT

NOTE 12: CAPITAL STOCK AND REVERSE STOCK SPLIT

Changes in Authorized Shares

On February 19, 2021 the written consent of the holders of a majority of the voting power of the outstanding capital stock of the Company as of the Record Date (the “Consenting Stockholders”) approved the following corporate actions:

(1)	Amendment of our articles of incorporation (the “Articles of Incorporation”) to provide for a decrease in the authorized shares of the Company’s Common Stock from 1,800,000,000 to a number of not less than 10,000,000 and not more than 1,000,000,000 (the “Authorized Common Stock Reduction”), at any time prior to the one year anniversary of the filing of the Definitive Information Statement on Schedule 14C with respect to the actions envisioned under Preliminary Information Statement in Schedule 14C filed with the SEC on February 23 2021 (the “Definitive Information Statement”), with the Board of Directors of the Company (the “Board”) having the discretion to determine whether or not the Authorized Common Stock Reduction is to be effected, and if effected, the exact number of the Authorized Common Stock Reduction within the above range.

(2)	That the Board be authorized to implement through the amendment to our Articles of Incorporation a reverse stock split of the Company’s Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-2,000, (the “Reverse Split”), at any time prior to the one year anniversary of the filing of the Definitive Information Statement, with the Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.

On April 21, 2021, the Company increased the number of authorized shares of common stock from 1.8 billion to 3.8 billion in order to satisfy the share reserve requirement under a financing closed on April 23, 2021.

On June 10, 2021, the Company filed a Certificate of Amendment to the Articles of Incorporation (the “Certificate of Amendment”) which served to (i) reduce the number of authorized shares of common stock to one billion (1,000,000,000); and, (ii) effect a reverse stock split (the “Reverse Stock Split”) of its issued common stock in a ratio of 1-for-2,000. The preferred stock of the Company was not changed. The 1-for-2,000 Reverse Stock split was processed by FINRA and became effective at the start of trading on July 1, 2021. As a result of the Reverse Stock Split, every 2,000 shares of the Company’s issued and outstanding common stock, par value $0.001 per share, were converted into one (1) share of common stock, par value $0.001 per share. No fractional shares will be issued in connection with the Reverse Stock Split. Stockholders who otherwise would be entitled to receive fractional shares because they hold a number of pre-Reverse Stock Split shares of the Company’s common stock not evenly divisible by 2,000 will have the number of post-Reverse Stock Split shares of the Company’s common stock to which they are entitled rounded up to the nearest whole number of shares of the Company’s common stock. No stockholders will receive cash in lieu of fractional shares.

All per share amounts and number of shares in the consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split

DATA443 RISK MITIGATION, INC.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2021

Preferred Stock

Series A Preferred Stock

As of September 30, 2021 and December 31, 2020, 150,000 shares of Series A were issued and outstanding. Each share of Series A was (i) convertible into 1,000 shares of common stock, and (ii) entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock. All issued and outstanding shares of Series A Preferred Stock are held by Mr. Jason Remillard, President and CEO of the Company.

Series B Preferred Stock

As of September 30, 2021 and December 31, 2020, 28,175 and 5,300 shares of Series B were issued and outstanding, respectively. Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) are convertible into common stock at a price per share equal to sixty one percent (61%) of the lowest price for the Company’s common stock during the twenty (20) day of trading preceding the date of the conversion; (iii) earn dividends at the rate of nine percent (9%) per annum; and, (iv) generally have no voting rights.

During the nine months ended September 30, 2021, the Company issued a total of 41,775 shares of Series B preferred stock as follows

●	41,375 shares for $390,000, less $24,750 financing fees.

●	6,560 shares in exchange for convertible note and accrued interest of $65,600.

During the nine months ended September 30, 2021, 25,200 shares of series B preferred stock were converted into 71,678 shares of our common stock.

Common Stock

As of September 30, 2021, the Company is authorized to issue 1,000,000,000 shares of common stock with a par value of $0.001. All shares have equal voting rights, are non-assessable, and have one vote per share. The total number of shares of Company common stock issued and outstanding as of September 30, 2021 and December 31, 2020, respectively, was 829,518 and 522,006 shares, respectively.

During the nine months ended September 30, 2021, the Company issued common stock as follows:

●	115,860 shares issued for conversion of debt;

●	83,336 shares issued for cash of $1,000,000, less financing cost of $10,000, less an additional financing discount of $143,199;

● ●	9,793 shares issued for service; 8,923 shares issued upon the cash-less exercise of warrants;

●	71,678 shares issued for conversion of Series B preferred stock;

●	11,298 shares issued as a loan fee in connection with the issuance of promissory notes; and

●	6,624 shares issued for adjustment of reverse stock split

DATA443 RISK MITIGATION, INC.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2021

Warrants

During the nine months ended September 30, the Company issued the following warrants: (i) to acquire 55,467 shares of the Company’s common stock pursuant at an exercise price of $15.00, with a cashless exercise option. any warrants; (ii) to acquire 55,467 shares of the Company’s common stock at an exercise price of $15.00, exercisable only in the event of a default under that certain Senior Secured Promissory Note issued on 23 April 2021 in the original principal amount of $832,000; (iii) to acquire 125,334 shares of the Company’s common stock at an exercise price of $4.50, exercisable only in the event of a default under that certain Senior Secured Promissory Note issued on July 27, 2021 in the original principal amount of $282,000; and, (iv) to acquire 22,333 shares of the Company’s common stock at an exercise price of $4.50, exercisable only in the event of a default under that certain Convertible Promissory Note issued on September 28, 2021 in the original principal amount of $282,000.

A summary of activity during the nine months ended September 30, 2021 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2020	50,000	$20.00
Granted	213,164	7.29
Reset feature	-	-
Exercised	(9,030)	5.80
Forfeited/canceled	-	-
Outstanding, September 30, 2021	254,134	$9.84

The following table summarizes information relating to outstanding and exercisable warrants as of September 30, 2021:

Warrants Outstanding			Warrants Exercisable
	Weighted Average Remaining	Weighted
Number of Shares	Contractual life (in years)	Average Exercise Price	Number of Shares	Weighted Average Exercise Price
50,000	4.20	$20.00	-	$-
55,467	4.56	$15.00	-	$-
125,334	4.82	$4.50	-	$-
23,333	5.00	$4.50	-	$-

NOTE 12: CAPITAL STOCK AND REVERSE STOCK SPLIT

Changes in Authorized Shares

On October 14, 2019, the Company filed an amendment to its Articles of Incorporation to effect a 1-for-750 reverse stock split of its issued and outstanding shares of common and preferred shares, each with $0.001 par value. All per share amounts and number of shares, in the consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split.

On March 5, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 250,000,000.

On April 15, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 750,000,000.

On August 17, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 1,500,000,000.

On November 25, 2020 the Company filed a Certificate of Designation to authorize and create its Series B Preferred shares, consisting of 80,000 shares, $0.001 par value.

On December 15, 2020 the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 1,800,000,000.

Preferred Stock

As of December 31, 2020, the Company is authorized to issue 337,500 shares of preferred stock with a par value of $0.001, of which 150,000 shares have been designated as Series A, and 80,000 shares have been designated as Series B.

As of December 31, 2020, and December 31, 2019, 150,000 and 1,334 shares of Series A were issued and outstanding, respectively. Each share of Series A was (i) convertible into 1,000 shares of common stock, and (ii) entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock. All issued and outstanding shares of Series A Preferred Stock are held by Mr. Jason Remillard, sole director of the Company. During the year ended December 31, 2020, the Company issued a total of 148,666 shares of Series A preferred stock to Mr. Remillard.

DATA443 RISK MITIGATION, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2020 and 2019

As of December 31, 2020, and December 31, 2019, 5,300 and -0- shares of Series B were issued and outstanding, respectively. Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) are convertible into common stock at a price per share equal to sixty one percent (61%) of the lowest price for the Company’s common stock during the twenty (20) day of trading preceding the date of the conversion; (iii) earn dividends at the rate of nine percent (9%) per annum; and, (iv) generally have no voting rights. During the year ended December 31, 2020, the Company issued a total of 5,300 shares of Series B preferred stock to Geneva Roth Remark Holdings, Inc.

Common Stock

As of December 31, 2020, the Company is authorized to issue 1,800,000,000 shares of common stock with a par value of $0.001. All shares have equal voting rights, are non-assessable, and have one vote per share. The total number of shares of Company common stock issued and outstanding as of December 31, 2020 and December 31, 2019, respectively, was 522,045 and 4,851 shares, respectively.

During the year ended December 31, 2020, the Company issued common stock as follows,

●	406,475 shares issued for conversion of debt

●	60,813 shares issued for the settlement of stock payable of acquisition DataExpress™

●	750 shares issued for the settlement of stock subscription

●	5,968 shares issued pursuance to S-8, of which 3,000 shares were issued to Mr. Remillard, who has not sold any of his shares (common or preferred)

●	250 shares issued for compensation to our former CFO (who has since sold all of his shares)

●	19,006 shares issued for cashless warrant

●	9,575 shares issued for asset purchase

●	14,357 shares issued for service

Warrants

The Company identified conversion features embedded within warrants issued during the period ended December 31, 2020. The Company has determined that the conversion feature of the Warrants represents an embedded derivative since the conversion price includes a reset provision which could cause adjustments upon conversion. During the year ended December 31, 2020, 165 warrants were granted, for a period of five years from issuance, at price of $1,000 per share. However, as of September 30, 2020, 125 of these original warrants, as reset, were completely cancelled and are all null and void in all respects as part of the consideration for the issuance of the Exchange Note.

As a result of the reset features, the warrants increased by 183,353 for the period ended December 31, 2020, and the total warrants exercisable into 184,455 shares of common stock at a weighted average exercise price of $10.2 per share as of December 31, 2020. The reset feature of warrants was effective at the time that a separate convertible instrument with lower exercise price was issued. We accounted for the issuance of the Warrants as a derivative.

During the year ended December 31, 2020, the Company entered into an agreement with three existing investors in the Company (the “Holders”), each of which was the holder of warrants issued the Company. The total number of warrants (collectively, the “Warrants”) held by the Holders totaled 165,125. The Company and the Holders agreed to exchange the Warrants for three newly issued convertible promissory notes. As a result of the exchange, the Company recorded loss on settlement of $100,000.

On December 11, 2020, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Triton Funds LP, a Delaware limited partnership (“Triton”). Pursuant to the Purchase Agreement, subject to certain conditions set forth in the Purchase Agreement, Triton is obligated to purchase up to One Million Dollars ($1,000,000) of the Company’s common stock from time-to-time. The Company also granted to Triton warrants to purchase 50,000 shares of the Company’s Common Stock. The exercise price for the warrants is $20 per share, and may be exercised at any time, in whole or in part, prior to December 11, 2025. The Warrant Agreement provides for certain adjustments that may be made to the exercise price and the number of shares issuable upon exercise due to future corporate events. The Warrant Agreement also contains a limited cashless exercise feature, providing for the cashless exercise of 10,000 shares only upon the Company’s failure to secure the effectiveness of the Registration Statement, which is to include all shares under the Warrant Agreement.

A summary of activity during the period ended December 31, 2020 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2018	34	$6.00
Granted	275	3.73
Reset feature	628	1.30
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, December 31, 2019	937	$982.80
Granted	50,165	28.40
Reset feature	183,352	10.20
Exercised	(19,329)	10.20
Forfeited/canceled	(165,125)	6.40
Outstanding, December 31, 2020	50,000	$20.00

DATA443 RISK MITIGATION, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2020 and 2019

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2020:

Warrants Outstanding			Warrants Exercisable
Number of	Weighted Average Remaining Contractual life	Weighted Average	Number of	Weighted Average
Shares	(in years)	Exercise Price	Shares	Exercise Price
50,000	4.95	$20	50,000	$20